Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue NW

Washington, DC 20036

(202) 822-9611

April 27, 2010

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Sally Samuel

RE:	MTB Group of Funds (the “Registrant”)
File Nos. 811-5514; 033-20673

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 83 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Registrant is filing this Amendment for the purposes of: (i) updating financial and certain other information contained in the prospectus and the statement of additional information; and (ii) responding to comments received from the Staff of the U.S. Securities and Exchange Commission (the “SEC”) concerning Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A, which was filed with the SEC on February 26, 2010 pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of revising disclosure to conform to changes to Form N-1A, including compliance with the new summary prospectus requirements. In our judgment as counsel to the Registrant, this Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

If you have any questions or comments regarding this filing, please call me at (202) 419-8412.

Very truly yours,

/s/ Alison M. Fuller
Alison M. Fuller

cc:	Jeffrey M. Seling